Net Employee Defined Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Net Employee Defined Benefit Liabilities [Abstract]
Schedule of Defined Benefit Plans	These contributions and contributions for benefits represent defined contribution plans.
	Year ended December 31,
	2025	2024
	USD in thousands

Expenses in respect of defined contribution plans	1,641	1,632

Schedule of Defined Benefit Obligation and Fair Value of Plan Assets	Changes in the defined benefit obligation and fair value of plan assets
	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2025	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2025
	USD in thousands
Defined benefit obligation	2,876	101	138	-	239	(899)	-	-	27	(58)	(32)	(692)	-	-	2,539
Fair value of plan assets	(2,225)	-	(109)	31	(79)	623	(14)	-	-	-	(14)	(423)	(107)	-	(2,085)

Net defined benefit liability (asset)	651	101	29	31	160	(277)	(14)	-	27	(58)	(46)	269	(107)	-	454
	Expenses recognized in profit or loss							Gain (loss) from remeasurement in other comprehensive income					Contributions
	Balance as of January 1, 2024	Current service cost	Net interest expense	Past service cost and effect of settlements	Total expense recognized in profit or loss for the period	Payments from the plan	Return on plan assets (excluding amounts included in net interest expenses)	Actuarial gain (loss) arising from changes in demographic assumptions	Actuarial gain (loss) arising from changes in financial assumptions	Actuarial gain (loss) arising from experience adjustments	Total effect on other comprehensive income for the period	Effect of changes in foreign exchange rates	by employer	by plan’s participants	Balance as of December 31, 2024
	USD in thousands
Defined benefit obligation	3,135	126	150	-	276	(537)	-	-	(13)	36	23	(21)	-	-	2,876
Fair value of plan assets	(2,266)	-	(108)	28	(80)	424	(191)	-	-	-	(191)	13	(125)	-	(2,225)

Net defined benefit liability (asset)	869	126	42	28	196	(113)	(191)	-	(13)	36	(168)	(8)	(125)	-	651

Schedule of Principal Assumptions Underlying the Defined Benefit Plan
	2025	2024
	%

Discount rate (1)	4.75-4.8	5.32
Expected rate of salary increase	2.5	3.18

(1)	The discount rate is based on high-quality CPI-linked corporate bonds.

Schedule of Amount, Timing and Uncertainty of Future Cash Flows	Amount, timing and uncertainty of future cash flows:
Change in defined benefit obligation
USD in thousands
December 31, 2025

Sensitivity test for changes in the expected rate of salary increase:

The change as a result of:
1% salary increase	(175)
1% salary decrease	138

Sensitivity test for changes in the discount rate of the plan assets and liability:

The change as a result of:
1% increase in discount rate	145
1% decrease in discount rate	(183)